First Trust Dow Jones Global Select Dividend Index Fund Annual Fund Operating Expenses - First Trust Dow Jones Global Select Dividend Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
First Trust Dow Jones Global Select Dividend Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.55%

[1]	First Trust Advisors L.P., the Fund’s investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolios securities, and extraordinary expenses) exceed 0.60% of its average daily net assets (the “Expense Cap”) at least through January 31, 2027. The agreement may be terminated by the Trust, on behalf of the Fund, at any time and by the Fund’s investment advisor only after January 31, 2027 upon 60 days’ written notice.